GOODWILL - Summary of Carrying Value of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
GOODWILL
Beginning balance	¥ 4,605,724		¥ 4,625,115
Disposal of a subsidiary			(15,268)
Adjustments to fair values of preliminary purchase price allocation			(4,123)
Ending balance	4,605,724	$ 648,703	4,605,724
Cloud service and solutions
GOODWILL
Beginning balance	3,650,504		3,669,031
Disposal of a subsidiary			(15,268)
Adjustments to fair values of preliminary purchase price allocation			(3,259)
Ending balance	3,650,504	514,163	3,650,504
Cloud-based digital solutions and services
GOODWILL
Beginning balance	955,220		956,084
Adjustments to fair values of preliminary purchase price allocation			(864)
Ending balance	¥ 955,220	$ 134,540	¥ 955,220